Other Payables - Schedule of Other Payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payable [Abstract]
PPG payable (as defined below)	$ 33,967	$ 61,676	$ 167,042
Income tax payable	715,559	1,115,559	1,115,559
Share issuance liability	100,000	150,000	250,000
Other	35,799	36,987	17,262
Other payable	$ 885,325	$ 1,364,222	$ 1,549,863